Financial Risk Management (Details) $ in Thousands		12 Months Ended
	Sep. 15, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)
Financial Risk Management [Line Items]
Interest rate		8.50%		8.50%
Increase prime rate		0.25%		0.25%
Cash deposits (in Euro) | €				€ 33,809
Number of loan agreements		2
Number of leases		12
Aggregate earnout amount (in Dollars)	$ 10,000
Credit Risk [Member]
Financial Risk Management [Line Items]
Customers		1,000		1,000
Trade accounts receivable (in Dollars)		$ 14,700
Cash (in Dollars)		29,000
Interest Rate Risk [Member]
Financial Risk Management [Line Items]
Loan agreement term			60 months
Interest risk [Member]
Financial Risk Management [Line Items]
Loan amount (in Dollars)		$ 80,000	$ 100,000
Insurance risk [member]
Financial Risk Management [Line Items]
Interest rate		2.50%		2.50%
Interest expense increase (in Dollars)		$ 200
Currency Risk [Member]
Financial Risk Management [Line Items]
Exchange rate		10.00%
Liquidity risk [member]
Financial Risk Management [Line Items]
Aggregate earnout amount (in Dollars)		$ 54,500